Employees' Defined Benefit Plans, Japanese plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Change in plan assets:
Fair value of plan assets at end of year	¥ 21,544	¥ 14,841
Japanese plans
Change in benefit obligation:
Benefit obligation at beginning of year	14,079	14,255
Service cost	927	910
Interest cost	180	197
Actuarial loss	196	163
Acquisition and other	4,014	26
Plan amendment	(143)
Benefits paid	(1,851)	(1,472)
Defined Benefit Plan, Benefit Obligation	17,402	14,079
Change in plan assets:
Fair value of plan assets at beginning of year	7,827	7,096
Actual return on plan assets	576	823
Employer contribution	1,135	622
Acquisition and other	2,856
Benefits paid	(963)	(714)
Fair value of plan assets at end of year	11,431	7,827
Funded status	¥ (5,971)	¥ (6,252)